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FOUNDED 1866

February 1, 2017

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: Turner Titan Long/Short Fund, Turner Midcap Growth Fund and Turner Small Cap Growth Fund (the “Funds”), each a series of Turner Funds (the “Registrant”)

Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A

(Securities Act File No. 333-00641, Investment Company Act File No. 811-07527)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant hereby certifies that:

(1) the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on January 27, 2017.

Sincerely,

Turner Funds

/s/ Jesse C. Kean
Jesse C. Kean

cc:           Robert W. Baird

James C. Munsell